Income Tax (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Asset [Abstract]
Federal net operating loss			$ 0	$ 0
Organizational costs/Startup expenses			966,411	418,972
Total deferred tax asset			966,411	418,972
Valuation allowance			(966,411)	(418,972)
Deferred tax asset, net of allowance			0	0
Federal [Abstract]
Current			1,078,985	645,442
Deferred			(531,316)	(329,066)
State and Local [Abstract]
Current			32,746	0
Deferred			(16,125)	0
Change in valuation allowance			547,441	329,066
Income tax provision	$ 121,281	$ 522,843	1,111,731	645,442
Operating Loss Carryforwards [Abstract]
Net operating loss carryover			$ 0	$ 0
Reconciliation of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit			0.60%	0.00%
Tax penalty			0.10%	0.00%
Change in fair value of warrant liability			(13.00%)	(18.40%)
Warrant transaction costs			(5.90%)	0.00%
Business Combination expenses			47.40%	0.00%
Change in valuation allowance			47.70%	2.70%
Income tax provision	(5.70%)	25.60%	97.90%	5.30%